Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Goodwill [Line Items]
Summary of changes in goodwill

June 30, 2022
Balance at December 31, 2021	$1,309,750,216
Impairment charges	(851,455,754)
Balance at June 30, 2022	$458,294,462

Predecessor
Balance at December 31, 2019	$741,128
Acquisitions	130,000
Balance at December 31, 2020	871,128
Acquisitions	2,934,500
Balance at December 2, 2021	$3,805,628

Successor
Balance at December 3, 2021(1)	$1,278,452,778
Acquisitions	31,297,438
Balance at December 31, 2021	$1,309,750,216
(1)	Represents the opening balance of goodwill as of December 3, 2021 due to the Business Combination